Investments in joint ventures and joint operations - Joint venture summarized financial information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Operating expenses	£ 54,896	£ 23,189	£ 8,176
Loss for the year	(49,231)	(22,283)	(6,317)
Total comprehensive loss for the year	(49,889)	(22,386)	(6,325)
Cash and cash equivalents	562,173	62,584	31,454	£ 26,278
Current assets	581,788	68,935
Current liabilities	(45,736)	(14,640)
Members' surplus	(135,886)	34,054
RE Ventures I, LLC (US)
Disclosure of joint ventures [line items]
Operating expenses	(2,304)	(2,422)	(180)
Loss for the year	(2,304)	(2,422)	(180)
Total comprehensive loss for the year	(2,304)	(2,422)	(180)
Cash and cash equivalents	1,178	215	0
Current assets	91	306	930
Current liabilities	(78)	(66)	(162)
Members' surplus	£ 1,191	£ 455	£ 768